Segment reporting - Segment information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenue	¥ 7,632,467	¥ 11,473,208	¥ 10,085,649	¥ 9,071,659
Segment profit/(loss) before taxation	1,652,742	2,333,614	906,813	(1,216,192)
Finance income	123,969	145,225	66,344	40,433
Finance costs	(25,202)	(34,622)	(33,396)	(28,362)
Depreciation and amortization	(285,241)	(391,167)	(389,871)	(265,019)
Other material non-cash items:
(Credit loss)/reversal of credit loss on trade and other receivables	(2,080)	1,072	(28,924)	(20,832)
impairment loss on non-current assets	(4,547)	(3,448)	(13,485)	(2,941)
Segment assets	14,485,309	13,447,713	11,281,788
Segment liabilities	5,294,092	4,529,445	4,254,388
Reportable segments
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	1,651,318	2,333,945	859,501	354,550
Finance income	120,704	140,778	62,634	38,867
Finance costs	(25,188)	(34,614)	(33,385)	(28,345)
Depreciation and amortization	(277,702)	(366,475)	(349,801)	(263,950)
Other material non-cash items:
(Credit loss)/reversal of credit loss on trade and other receivables	(1,803)	1,163	(28,816)	(20,815)
impairment loss on non-current assets	(4,547)	(3,448)	(13,485)	(2,941)
Segment assets	11,947,983	10,935,144	8,830,028	10,188,040
Additions to non-current assets during the year/period	808,436	971,202	460,910	503,410
Segment liabilities	5,177,447	4,430,828	4,173,410	3,995,757
Reportable segments | Segment revenue
Disclosure of operating segments [line items]
Revenue	7,626,822	11,402,606	9,917,044	8,841,998
Reportable segments | External revenues
Disclosure of operating segments [line items]
Revenue	7,620,452	11,394,589	9,915,648	8,834,188
Reportable segments | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	6,370	8,017	1,396	7,810
MINISO brand
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	1,644,839	2,354,357	941,037	378,926
Finance income	120,064	139,577	62,218	38,858
Finance costs	(23,042)	(29,751)	(26,481)	(26,324)
Depreciation and amortization	(245,796)	(302,070)	(317,273)	(252,721)
Other material non-cash items:
(Credit loss)/reversal of credit loss on trade and other receivables	(2,791)	1,409	(27,054)	(20,208)
impairment loss on non-current assets	(3,682)	(1,433)	(8,656)	(1,850)
Segment assets	11,547,381	10,573,747	8,310,214	9,873,002
Additions to non-current assets during the year/period	733,107	933,768	319,809	374,825
Segment liabilities	4,841,577	3,937,784	3,552,457	3,662,661
MINISO brand | Segment revenue
Disclosure of operating segments [line items]
Revenue	7,253,808	10,861,293	9,469,613	8,737,925
MINISO brand | External revenues
Disclosure of operating segments [line items]
Revenue	7,251,610	10,861,222	9,468,718	8,735,947
MINISO brand | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	2,198	71	895	1,978
TOP TOY brand
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	6,479	(20,412)	(81,536)	(24,376)
Finance income	640	1,201	416	9
Finance costs	(2,146)	(4,863)	(6,904)	(2,021)
Depreciation and amortization	(31,906)	(64,405)	(32,528)	(11,229)
Other material non-cash items:
(Credit loss)/reversal of credit loss on trade and other receivables	988	(246)	(1,762)	(607)
impairment loss on non-current assets	(865)	(2,015)	(4,829)	(1,091)
Segment assets	400,602	361,397	519,814	315,038
Additions to non-current assets during the year/period	75,329	37,434	141,101	128,585
Segment liabilities	335,870	493,044	620,953	333,096
TOP TOY brand | Segment revenue
Disclosure of operating segments [line items]
Revenue	373,014	541,313	447,431	104,073
TOP TOY brand | External revenues
Disclosure of operating segments [line items]
Revenue	368,842	533,367	446,930	98,241
TOP TOY brand | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	4,172	7,946	501	5,832
Other segment
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	2,924	17,814	97,455	58,556
Finance income	1,911	2,969	3,190	1,566
Finance costs	(14)	(8)	(11)	(17)
Depreciation and amortization	(3,058)	(4,339)	(1,916)	(1,069)
Other material non-cash items:
(Credit loss)/reversal of credit loss on trade and other receivables	(277)	(91)	(108)	(17)
Segment assets	191,275	190,366	171,163	164,928
Additions to non-current assets during the year/period	2,941	4,221	8,510	7,385
Segment liabilities	41,403	43,699	62,341	57,119
Other segment | Segment revenue
Disclosure of operating segments [line items]
Revenue	105,936	445,651	385,184	353,172
Other segment | External revenues
Disclosure of operating segments [line items]
Revenue	12,015	78,619	170,001	237,471
Other segment | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	93,921	367,032	215,183	115,701
Reportable and other segments before elimination of discontinued operations
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	1,654,242	2,351,759	956,956	413,106
Finance income	122,615	143,747	65,824	40,433
Finance costs	(25,202)	(34,622)	(33,396)	(28,362)
Depreciation and amortization	(280,760)	(370,814)	(351,717)	(265,019)
Other material non-cash items:
(Credit loss)/reversal of credit loss on trade and other receivables	(2,080)	1,072	(28,924)	(20,832)
impairment loss on non-current assets	(4,547)	(3,448)	(13,485)	(2,941)
Segment assets	12,139,258	11,125,510	9,001,191	10,352,968
Additions to non-current assets during the year/period	811,377	975,423	469,420	510,795
Segment liabilities	5,218,850	4,474,527	4,235,751	4,052,876
Reportable and other segments before elimination of discontinued operations | Segment revenue
Disclosure of operating segments [line items]
Revenue	7,732,758	11,848,257	10,302,228	9,195,170
Reportable and other segments before elimination of discontinued operations | External revenues
Disclosure of operating segments [line items]
Revenue	7,632,467	11,473,208	10,085,649	9,071,659
Reportable and other segments before elimination of discontinued operations | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	¥ 100,291	¥ 375,049	¥ 216,579	¥ 123,511